SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred Tax Asset	$ 11,228,173	$ 2,015,756
Valuation Allowance	(11,228,173)	(2,015,756)
Net Deferred Tax Asset